DISPOSITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 07, 2019	Mar. 15, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures					$ 135	$ 1,289	$ 0
Investments accounted for using equity method					4,967	4,591	5,572
Gain on sale of associate					0	338	0
Current income tax expense					$ 250	318	$ 106
Australia District Energy Business
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures	$ 277
Investments accounted for using equity method	215
Gain on sale of associate	62
Transaction related costs	5
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	12
Reclassification adjustments on exchange differences on translation, net of tax	$ (35)
Chilean toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures		$ 365
Gain on sale of associate		$ 354
Reclassification adjustments on exchange differences on translation, net of tax				$ (38)
Ownership and voting Interest		17.00%
Dividends received		$ 200
Partnership's share of proceeds from sales of investments accounted for using equity method		$ 165
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures			$ 1,300
Investments accounted for using equity method			951
Gain on sale of associate			338			338
Transaction related costs			11
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity			$ 641			641
Reclassification adjustments on exchange differences on translation, net of tax						$ (35)
Ownership and voting Interest			27.80%
Current income tax expense			$ 129